Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
12.	COMMITMENTS AND CONTINGENCIES

The Company leases certain of its property under leases that expire on various dates through 2017.  Some of these agreements include escalation clauses and provide for renewal options ranging from one to five years.

Rent expense incurred under the Company’s operating leases amounted to $463,589 and $174,513 during the years ended December 31, 2013 and 2012, respectively.

The future minimum obligation during each year through 2017 under the leases with non-cancelable terms in excess of one year is as follows:

Years Ended December 31,	Future Minimum Lease Payments
2014	$415,907
2015	174,060
2016	65,976
2017	54,980
2018 and thereafter	-
Total	$710,923